Securities, 424I - Securities, 424I: 1	Feb. 19, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, and one Right to receive 1/6 of an ordinary share (2)
Fee Rate	138.10%
Amount of Registration Fee	$ 15,881.5